Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) - Schedule of purchase of allocation - GUANGXI ZHONGTONG INSURANCE AGENCY CO., LTD ACQUISITION [Member] - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2022		Dec. 31, 2008
Guangxi Zhongtong Insurance Agency Co., Ltd Acquisition (Details) - Schedule of purchase of allocation [Line Items]
Total cash consideration			[1]		[2]
Total Purchase Consideration
Less:
Debt-free net working capital		613		613
Property and equipment		13		13
Intangible assets – Licenses		1,926		1,926
Intangible assets - customer relationship		248	[1]	248	[2]
Deferred Tax liability		(544)	[3]	(544)	[4]
Fair value of net assets acquired		2,256		2,256
Noncontrolling interest		(3,231)		(3,231)
Gain on equity interest		1,128		1,128
Equity investment
Change in investment		(2,103)		(2,103)
Goodwill value	[5]	$ (153)		$ (153)

[1]	The customer database value is based on the cost to recreate, as indicated by management.
[2]	The customer database value is based on the cost to recreate, as indicated by management.
[3]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.
[4]	Represents the income tax effect of the difference between the accounting and income tax bases of the identified intangible assets, using an assumed statutory income tax rate of 26%.
[5]	The goodwill is not deductible for tax purposes.